Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,451,002.05
Previously Paid Amount	5,195.29
Total Fee Amount	4,343.38
Total Offset Amount
Net Fee	$ 0.00